Securities - Schedule of Unrealized Gains and Losses (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
FVOCI Securities	$ 43,561	$ 63,123
Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	44,917	62,877
Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	95	733
Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,451	487
Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	43,561	63,123
Canadian federal government [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	12,498	13,087
Canadian federal government [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	11	62
Canadian federal government [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	208	84
Canadian federal government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	12,301	13,065
Canadian Provincial And Municipal Governments [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	4,724	2,973
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	6	29
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	159	15
Canadian Provincial And Municipal Governments [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	4,571	2,987
US federal Government [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	3,403	21,041
US federal Government [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities		282
US federal Government [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	293	297
US federal Government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	3,110	21,026
US State Municipal And Agencies Debt [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	3,863	4,034
US State Municipal And Agencies Debt [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	5	85
US State Municipal And Agencies Debt [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	154	5
US State Municipal And Agencies Debt [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	3,714	4,114
Other governments [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	6,532	6,476
Other governments [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	4	55
Other governments [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	125	29
Other governments [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	6,411	6,502
National housing act mortgage backed securities [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	1,376	1,122
National housing act mortgage backed securities [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1	6
National housing act mortgage backed securities [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	14	3
National housing act mortgage backed securities [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	1,363	1,125
US Agency MBS and CMO [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	8,196	10,894
US Agency MBS and CMO [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	12	151
US Agency MBS and CMO [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	303	34
US Agency MBS and CMO [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	7,905	11,011
Corporate debt [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	4,203	3,147
Corporate debt [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	25	34
Corporate debt [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	195	20
Corporate debt [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	4,033	3,161
Corporate equity [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	122	103
Corporate equity [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	31	29
Corporate equity [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 153	$ 132